CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expense of Software development services	(13)	21	8
Selling and marketing	11	347	607
General and administrative	900	4,127	26,741
Research and development	1,178	2,632	4,354
Loss on disposal of discontinued operations			1,808